Loans, financing, debentures and hedge derivative financial instruments - Summary of Subsidiary's Loan Maturity (Detail) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	R$ 407,420
Debentures	6,544,116
Charges [member]
Summary of loans debentures and finance leases [line items]
Debentures	205,533
Maturity in May 2021 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	204,328
Maturity in May 2022 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	203,092
Maturity in May 2021 [member]
Summary of loans debentures and finance leases [line items]
Debentures	166,670
Maturity in July 2021 [member]
Summary of loans debentures and finance leases [line items]
Debentures	750,000
Maturity in April 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	660,139
Maturity in July 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	750,000
Maturity In October 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	730,384
Maturity In March 2023 [member]
Summary of loans debentures and finance leases [line items]
Debentures	1,725,336
Maturity In December 2023 [member]
Summary of loans debentures and finance leases [line items]
Debentures	660,000
Maturity In April 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	352,361
Maturity In October 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	213,693
Maturity In November 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	90,000
Maturity In December 2025 [member]
Summary of loans debentures and finance leases [line items]
Debentures	R$ 240,000
Oxiteno USA LLC [member]
Summary of loans debentures and finance leases [line items]
Borrowings, interest rate basis	LIBOR + 1.4%	LIBOR + 1.4%
Borrowings	R$ 312,200		$ 60,003
Loans paid off in advance | $		$ 70,000
Oxiteno USA LLC [member] | Charges [member]
Summary of loans debentures and finance leases [line items]
Borrowings	15		3
Oxiteno USA LLC [member] | Mature in March 2021 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	R$ 312,185		$ 60,000